EQUITY (Narrative) (Details) - Dec. 31, 2020 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Statement Line Items [Line Items]
Other capital reserves amounting | ¥		¥ 24,258
USD [Member]
Statement Line Items [Line Items]
Other capital reserves amounting | $	$ 3,714